Subsequent Events (Details) - HZO, Inc. and Subsidiaries - USD ($)			6 Months Ended
	Mar. 13, 2026	Feb. 24, 2026	Jun. 30, 2026	Mar. 31, 2026
Subsequent Events
Initial investment			$ 15,000,000
Payment of initial investment			$ 13,000,000
HZO, Inc. and Subsidiaries | Disposal group
Subsequent Events
Total purchase price		$ 55,000,000
Percentage of interest disposed		100.00%
Initial investment	$ 15,000,000
Payment of initial investment	13,000,000
Initial investment by unsecured term loan facility	$ 2,000,000
Interest rate of initial investment by unsecured term loan facility	6.00%
Follow-up investment	$ 5,000,000
Subsequent events | HZO, Inc. and Subsidiaries | Disposal group
Subsequent Events
Total purchase price		$ 55,000,000
Percentage of interest disposed		100.00%
Initial investment	15,000,000
Payment of initial investment	13,000,000
Initial investment by unsecured term loan facility	$ 2,000,000
Interest rate of initial investment by unsecured term loan facility	6.00%
Follow-up investment	$ 5,000,000
Subsequent events | 2025 Notes
Subsequent Events
Principal amount				$ 15,500,209